Contingent Liabilities and Commitments (Details Narrative) (10-K) - Incubators Program [Member]	12 Months Ended
Dec. 31, 2020 USD ($)
Royalty payable	$ 355,000
Interest payable	$ 28,000
Minimum [Member]
Percentage of royalty	3.50%
Maximum [Member]
Percentage of royalty	3.00%
Shareholders [Member]
Percentage of finance	40.00%
Israel Innovation Authority [Member]
Percentage of finance	60.00%